Consolidated Balance Sheets Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2017 $ / shares shares
Statement of Changes in Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Common stock, shares authorized	1,800,000,000
Common stock, shares outstanding	428,398,802